UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Kasnetz
Title:     Chief Compliance Officer
Phone:     212-583-6001

Signature, Place, and Date of Signing:

 /s/  Paul Kasnetz     New York, NY/USA     May 7, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $149,086 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108      996    99554 SH       SOLE                        0        0    99554
BOSTON SCIENTIFIC CORP         COM              101137107    21538  2757809 SH       SOLE                        0        0  2757809
CANTEL MEDICAL CORP            COM              138098108      878    29215 SH       SOLE                        0        0    29215
CHEVRON CORP NEW               COM              166764100      235     1978 SH       SOLE                        0        0     1978
CONSOLIDATED EDISON INC        COM              209115104      354     5805 SH       SOLE                        0        0     5805
EXXON MOBIL CORP               COM              30231G102      442     4905 SH       SOLE                        0        0     4905
GENERAL ELECTRIC CO            COM              369604103      485    20991 SH       SOLE                        0        0    20991
ISHARES TR                     S&P 100 IDX FD   464287101     3968    56338 SH       SOLE                        0        0    56338
ISHARES TR                     CORE S&P500 ETF  464287200     1627    10341 SH       SOLE                        0        0    10341
ISHARES TR                     RUSSELL MCP VL   464287473      715    12540 SH       SOLE                        0        0    12540
ISHARES TR                     RUSSELL 2000     464287655    10769   114040 SH       SOLE                        0        0   114040
ISHARES TR                     S&P MIDCP VALU   464287705      934     9262 SH       SOLE                        0        0     9262
JOHNSON & JOHNSON              COM              478160104     2196    26934 SH       SOLE                        0        0    26934
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      210     3464 SH       SOLE                        0        0     3464
MASTERCARD INC                 CL A             57636Q104      430      795 SH       SOLE                        0        0      795
MICROSOFT CORP                 COM              594918104      307    10745 SH       SOLE                        0        0    10745
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      388     6756 SH       SOLE                        0        0     6756
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      631    11164 SH       SOLE                        0        0    11164
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1616    23049 SH       SOLE                        0        0    23049
SPDR GOLD TRUST                GOLD SHS         78463V107      257     1665 SH       SOLE                        0        0     1665
SPDR S&P 500 ETF TR            TR UNIT          78462F103    91408   583445 SH       SOLE                        0        0   583445
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1902    28309 SH       SOLE                        0        0    28309
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6489   139967 SH       SOLE                        0        0   139967
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      311     5667 SH       SOLE                        0        0     5667